Inventory - Components of Inventory (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw material	$ 180	$ 231
Work in process	218	14
Finished goods	102	255
Inventory, Net	$ 500	$ 500